                                        OPPENHEIMER CASH RESERVES
                                   Supplement dated July 1, 2002 to the
                                    Prospectus dated November 28, 2001

The Prospectus is changed as follows:

1.       The commission  payments to  broker-dealers on purchases of Class A shares subject to a  contingent  deferred  sales  charge by  grandfathered  retirement  accounts  has changed.  Therefore,  the fourth  sentence of the first  paragraph  under "How Can You
     Buy Class A Shares?  - Will You Pay a Sales  Charge  When You Sell  Class A Shares" on
     page 15 is deleted  and  replaced  with the  following  sentence:  "For  grandfathered retirement  accounts,  the  concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

2.       The section  captioned  "Distribution and Service (12b-1) Plans - Service Plan for
     Class A Shares" is revised by adding the  following  after the third  sentence in that paragraph:  "With respect to Class A shares  subject to a Class A contingent  deferred sales charge purchased by grandfathered  retirement accounts, the Distributor pays the
     0.25%  service  fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the  Distributor  pays the service fee to dealers on a quarterly basis."

July 1, 2002
PS0760.017

                                        OPPENHEIMER CASH RESERVES
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                         dated November 28, 2001

The Statement of Additional Information is changed as follows:

1.       The supplement dated March 20, 2002 is deleted and replaced by this supplement.

2.       The biography for Jon Fossel,  C. Howard Kast and Robert M. Kirchner on page 13 are deleted.  Mr.
     Fossel's updated biography appears below.

3.       The following biographies are added to page 17 as follows:

         Jon S. Fossel, Trustee, Age: 60
         Chairman and Director of Rocky Mountain Elk Foundation, a not-for-profit foundation (since
         1998); and a director of P.R. Pharmaceuticals, a privately held company (since October 1999)
         and UNUMProvident (insurance company) (since June 1, 2002). Formerly Mr. Fossel held the following positions: Chairman and a director (until October 1996) and President and Chief
         Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a
         director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial
         Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

         Robert J. Malone, Trustee, Age: 57
         Director of Jones Knowledge, Inc., a privately held company (since 2001), director of U.S.
         Exploration, Inc., (since 1997), director of Colorado UpLIFT, a non-profit organization (since
         1986) and a Trustee of the Gallagher Family Foundation, (since 2000).  Formerly, Mr. Malone held the following positions: Chairman of U.S. Bank (formerly Colorado National Bank) a subsidiary of U.S. Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and
         Chief
         Executive Officer of Colorado National Bank (from December 18, 1992
                                                                                        (continued)

         until July 1, 1996); director of Commercial Assets, Inc. (from 1993 to 2000). Oversees 40 portfolios in the OppenheimerFunds complex.

         Beverly L. Hamilton, Trustee, Age: 55
         Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
         (open-end investment companies); Director of MML Services, an investment company (since April
         1987), America Funds Emerging Markets Growth Fund, an investment company (since October 1991),
         The California Endowment, a philanthropy organization (since April 2002), and Community
         Hospital of Monterey Peninsula, (since February 2002), a Trustee of Monterey International
         Studies, an educational organization (since February 2000), and an advisor to Unilever
         (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.  Mrs.
         Hamilton also is a member of the investment committees of the Rockefeller Foundation, the
         University of Michigan and Hartford Hospital.  Formerly, Mrs. Hamilton held the following position: President ARCO Investment Management Company, (from February 1991 until April 2000).
         Oversees 40 portfolios in the OppenheimerFunds complex.

4.       The section  captioned  "Distribution  and Service  Plans - Class A Service Plan Fees" on page 21 is revised by adding the  following  to the end of the first  paragraph:  "With  respect to purchases of Class A shares  subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently  intends to pay the  service  fee to  Recipients  in  advance  for the first year after the shares are purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee  payments to  Recipients  quarterly  on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after  their  purchase,  the  Recipient  of the service  fees on those  shares will be obligated  to repay the  Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

                                                                                        (continued)

5.       The Appendix captioned  "Industry  Classifications"  is deleted and replaced with the text on the following page:

                                                 APPENDIX
                                         INDUSTRY CLASSIFICATIONS
Aerospace & Defense                               Household Products
Air Freight & Couriers                            Industrial Conglomerates
Airlines                                          Insurance
Asset Backed Securities                           Internet & Catalog Retail
Auto Components                                   Internet Software & Services
Automobiles                                       Information Technology Consulting & Services
Banks                                             Leasing & Factoring
Beverages                                         Leisure Equipment & Products
Biotechnology                                     Machinery
Broker-Dealer                                     Marine
Building Products                                 Media
Chemicals                                         Metals & Mining
Commercial Finance                                Multiline Retail
Commercial Services & Supplies                    Multi-Utilities
Communications Equipment                          Municipal
Computers & Peripherals                           Office Electronics
Construction & Engineering                        Oil & Gas
Construction Materials                            Paper & Forest Products
Consulting & Services                             Personal Products
Consumer Finance                                  Pharmaceuticals
Containers & Packaging                            Real Estate
Distributors                                      Repurchase Agreements
Diversified Financials                            Road & Rail
Diversified Telecommunication Services            Semiconductor Equipment & Products
Electric Utilities                                Software
Electrical Equipment                              Special Purpose Financial
Electronic Equipment & Instruments                Specialty Retail
Energy Equipment & Services                       Textiles & Apparel
Food & Drug Retailing                             Tobacco
Food Products                                     Trading Companies & Distributors
Foreign Government                                Transportation Infrastructure
Gas Utilities                                     U.S. Government Agencies-Full Faith and Credit Agencies
Health Care Equipment & Supplies                  U.S. Government Agencies-Government Sponsored Enterprises
                                                                                                          (continued)
Health Care Providers & Services                  U.S. Government Instrumentalities
Hotels Restaurants & Leisure                      U.S. Government Obligations
Household Durables                                Water Utilities
                                                  Wireless Telecommunication Services

July 1, 2002                                                                            PX0760.010